UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 5.0%
Honeywell International, Inc.	4,108,400	$302,131,736
Northrop Grumman Corp.	3,486,900	264,097,806
Raytheon Co.	6,302,900	386,872,002
Rockwell Collins, Inc.	929,700	58,496,724
United Technologies Corp.	4,670,300	426,351,687

		1,437,949,955

Air Freight & Logistics – 1.0%
United Parcel Service, Inc., Class B	3,405,600	292,336,704

Auto Components – 0.4%
Johnson Controls, Inc.	3,604,900	126,207,549

Beverages – 2.5%
The Coca-Cola Co.	8,815,000	373,138,950
Diageo Plc	11,433,000	349,135,977

		722,274,927

Chemicals – 3.0%
The Dow Chemical Co.	4,578,400	155,253,544
E.I. du Pont de Nemours & Co.	7,655,400	417,295,854
Olin Corp.	3,352,300	81,025,091
Praxair, Inc.	1,705,100	194,892,930

		848,467,419

Commercial Banks – 7.9%
Bank of Nova Scotia	4,688,200	270,323,627
Fifth Third Bancorp	13,372,400	227,731,972
M&T Bank Corp.	646,200	64,749,240
SunTrust Banks, Inc.	7,451,500	217,956,375
The Toronto-Dominion Bank	3,301,600	270,662,707
US Bancorp	11,885,300	395,542,784
Wells Fargo & Co.	21,893,400	831,511,332

		2,278,478,037

Consumer Finance – 1.2%
American Express Co.	5,067,900	346,695,039

Containers & Packaging – 0.2%
Packaging Corp. of America	1,010,000	48,035,600

Diversified Financial Services – 3.8%
Citigroup, Inc.	4,893,800	228,344,708
JPMorgan Chase & Co.	17,600,300	862,590,703

		1,090,935,411

Diversified Telecommunication Services – 3.7%
AT&T, Inc.	10,010,900	375,008,314
BCE, Inc.	2,104,300	98,607,498
Verizon Communications, Inc.	11,176,200	602,508,942

		1,076,124,754

Electric Utilities – 3.4%
American Electric Power Co., Inc.	2,875,800	147,902,394
Duke Energy Corp.	1,800,500	135,397,600
Edison International	2,501,700	134,591,460
ITC Holdings Corp.	809,100	74,615,202
NextEra Energy, Inc.	3,568,700	292,740,461
Northeast Utilities, Inc.	2,794,600	126,679,218
PPL Corp.	2,067,500	69,013,150

		980,939,485

Electrical Equipment – 0.3%
Rockwell Automation, Inc.	1,067,600	90,511,128

Energy Equipment & Services – 0.5%
Schlumberger Ltd.	1,894,800	141,029,964

Food & Staples Retailing – 0.6%
Wal-Mart Stores, Inc.	2,234,000	173,626,480

Food Products – 4.3%
General Mills, Inc.	5,199,000	262,133,580
H.J. Heinz Co.	2,690,500	194,846,010
Kraft Foods Group, Inc.	2,709,300	139,501,857
Mondelez International, Inc., Class A	9,289,900	292,167,355
Unilever NV - NY Shares	8,126,100	345,196,728

		1,233,845,530

Health Care Providers & Services – 0.4%
Quest Diagnostics, Inc.	2,281,800	128,533,794

Hotels, Restaurants & Leisure – 1.6%
McDonald’s Corp.	4,405,600	449,987,984

Household Products – 2.1%
Kimberly-Clark Corp.	2,515,800	259,605,402
The Procter & Gamble Co.	4,580,700	351,660,339

		611,265,741

Industrial Conglomerates – 3.1%
3M Co.	2,413,300	252,696,643
General Electric Co.	29,016,800	646,784,472

		899,481,115

Insurance – 4.5%
ACE Ltd.	3,241,600	288,956,224
The Chubb Corp.	3,339,200	294,083,344
Prudential Financial, Inc.	4,933,400	298,076,028
The Travelers Cos., Inc.	4,902,900	418,756,689

		1,299,872,285

IT Services – 2.1%
Automatic Data Processing, Inc.	1,203,100	81,016,754
International Business Machines Corp.	2,575,300	521,601,262

		602,618,016

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Leisure Equipment & Products – 0.7%
Mattel, Inc.	4,207,100	$192,096,186

Machinery – 1.7%
Deere & Co.	5,510,800	492,114,440

Media – 2.7%
Comcast Corp., Special Class A	15,814,100	621,335,989
The Walt Disney Co.	2,358,600	148,214,424

		769,550,413

Metals & Mining – 2.5%
BHP Billiton Ltd.	13,810,900	464,308,135
Newmont Mining Corp.	4,882,700	158,199,480
Southern Copper Corp.	2,772,800	92,417,424

		714,925,039

Multi-Utilities – 2.7%
Dominion Resources, Inc.	4,766,700	294,010,056
Public Service Enterprise Group, Inc.	5,420,700	198,451,827
Sempra Energy	1,700,000	140,845,000
Wisconsin Energy Corp.	2,888,200	129,795,708

		763,102,591

Oil, Gas & Consumable Fuels – 13.0%
Chevron Corp.	7,438,300	907,546,983
ConocoPhillips	2,353,000	142,238,850
CONSOL Energy, Inc.	499,400	16,799,816
Enbridge, Inc.	8,946,100	425,704,535
Exxon Mobil Corp.	6,580,100	585,563,099
Kinder Morgan, Inc.	5,607,400	219,249,340
Marathon Oil Corp.	6,929,600	226,390,032
Marathon Petroleum Corp.	3,257,400	255,249,864
Occidental Petroleum Corp.	3,277,800	292,576,428
Phillips 66	1,521,600	92,741,520
Royal Dutch Shell Plc, Class A	2,230,800	75,948,194
Spectra Energy Corp.	3,931,500	123,960,195
Total SA - ADR	7,413,800	372,469,312

		3,736,438,168

Paper & Forest Products – 0.6%
MeadWestvaco Corp.	5,377,000	185,398,960

Pharmaceuticals – 8.2%
Abbott Laboratories	2,745,000	101,345,400
AbbVie, Inc.	2,745,000	126,407,250
Bristol-Myers Squibb Co.	10,280,200	408,329,544
Johnson & Johnson	5,586,000	476,094,780
Merck & Co., Inc.	11,778,400	553,584,800
Pfizer, Inc.	23,270,700	676,479,249

		2,342,241,023

Real Estate Investment Trusts (REITs) – 0.9%
American Tower Corp.	1,417,756	119,077,326
Weyerhaeuser Co.	4,298,400	131,144,184

		250,221,510

Road & Rail – 0.9%
Union Pacific Corp.	1,652,500	244,503,900

Semiconductors & Semiconductor Equipment – 1.0%
Intel Corp.	11,672,200	279,549,190

Software – 1.4%
Microsoft Corp.	12,446,700	411,985,770

Specialty Retail – 2.3%
The Home Depot, Inc.	8,961,800	657,348,030

Textiles, Apparel & Luxury Goods – 1.4%
VF Corp.	2,214,400	394,650,368

Tobacco – 3.3%
Altria Group, Inc.	4,544,800	165,930,648
Lorillard, Inc.	5,381,600	230,816,824
Philip Morris International, Inc.	5,896,000	563,598,640

		960,346,112

Water Utilities – 0.7%
American Water Works Co., Inc.	4,646,300	194,587,044

Total Common Stocks – 95.6%		27,468,275,661

Preferred Stocks
Oil, Gas & Consumable Fuels – 0.1%
Apache Corp. 6.00%(a)	247,000	10,453,040

Total Long-Term Investments (Cost – $21,600,964,395) – 95.7%		27,478,728,701

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(b)(c)	1,192,026,955	1,192,026,955

Total Short-Term Securities (Cost – $1,192,026,955) – 4.1%		1,192,026,955

Total Investments (Cost – $22,792,991,350*) – 99.8%		28,670,755,656
Other Assets Less Liabilities – 0.2%		51,753,858

Net Assets – 100.0%		$28,722,509,514

2	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$22,795,615,933

Gross unrealized appreciation	$6,005,878,848
Gross unrealized depreciation	(130,739,125)

Net unrealized appreciation	$5,875,139,723

Notes to Schedule of Investments

(a)	Convertible security.

(b)	Represents the current yield as of report date.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,001,163,465	190,863,490	1,192,026,955	$971,847	$9,448

Portfolio Abbreviations

To simplify the listings of portfolio holdings	ADR	American Depositary Receipts
in the Schedule of Investments, the names	CAD	Canadian Dollar
and descriptions of many of the securities	USD	US Dollar
have been abbreviated according to the
following list:

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,288,314	CAD	2,321,000	Goldman Sachs Group, Inc.	5/01/13	$(15,523)

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks:
Aerospace & Defense	$1,437,949,955	–	–	$1,437,949,955
Air Freight & Logistics	292,336,704	–	–	292,336,704
Auto Components	126,207,549	–	–	126,207,549
Beverages	373,138,950	$349,135,977	–	722,274,927
Chemicals	848,467,419	–	–	848,467,419
Commercial Banks	2,278,478,037	–	–	2,278,478,037
Consumer Finance	346,695,039	–	–	346,695,039
Containers & Packaging	48,035,600	–	–	48,035,600
Diversified Financial Services	1,090,935,411	–	–	1,090,935,411
Diversified Telecommunication Services	1,076,124,754	–	–	1,076,124,754
Electric Utilities	980,939,485	–	–	980,939,485
Electric Equipment	90,511,128	–	–	90,511,128
Energy Equipment & Services	141,029,964	–	–	141,029,964
Food & Staples Retailing	173,626,480	–	–	173,626,480
Food Products	1,233,845,530	–	–	1,233,845,530
Health Care Providers & Services	128,533,794	–	–	128,533,794
Hotels, Restaurants & Leisure	449,987,984	–	–	449,987,984
Household Products	611,265,741	–	–	611,265,741
Industrial Conglomerates	899,481,115	–	–	899,481,115
Insurance	1,299,872,285	–	–	1,299,872,285
IT Services	602,618,016	–	–	602,618,016
Leisure Equipment & Products	192,096,186	–	–	192,096,186
Machinery	492,114,440	–	–	492,114,440
Media	769,550,413	–	–	769,550,413
Metals & Mining	250,616,904	464,308,135	–	714,925,039
Multi-Utilities	763,102,591	–	–	763,102,591
Oil, Gas & Consumable Fuels	3,660,489,974	75,948,194	–	3,736,438,168
Paper & Forest Products	185,398,960	–	–	185,398,960
Pharmaceuticals	2,342,241,023	–	–	2,342,241,023
Real Estate Investment Trusts (REITs)	250,221,510	–	–	250,221,510
Road & Rail	244,503,900	–	–	244,503,900
Semiconductors & Semiconductor Equipment	279,549,190	–	–	279,549,190
Software	411,985,770	–	–	411,985,770
Specialty Retail	657,348,030	–	–	657,348,030
Textiles, Apparel & Luxury Goods	394,650,368	–	–	394,650,368
Tobacco	960,346,112	–	–	960,346,112
Water Utilities	194,587,044	–	–	194,587,044
Preferred Stocks:
Oil, Gas & Consumable Fuels	10,453,040	–	–	10,453,040
Short-Term Securities	1,192,026,955	–	–	1,192,026,955

Total	$27,781,363,350	$889,392,306	–	$28,670,755,656

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2013	4

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	–	$(15,523)	–	$(15,523)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, foreign currency at value of $4,494,891 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2013	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Fund

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Fund

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Equity Dividend Fund

Date: June 24, 2013